LOANS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loan Portfolio [Abstract]
Loans receivable, gross	$ 443,570	$ 0
Allowance for credit losses	(40,484)	0
Loans receivable, net	403,086	0
Commercial [Member]
Loan Portfolio [Abstract]
Loans receivable, gross	183,710	0
Allowance for credit losses	(28,324)	0
Consumer [Member]
Loan Portfolio [Abstract]
Loans receivable, gross	259,860	0
Allowance for credit losses	$ (12,160)	$ 0